RIGHT OF USE AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
RIGHT OF USE AND LEASE LIABILITIES
RIGHT OF USE AND LEASE LIABILITIES
17. RIGHT OF USE AND LEASE LIABILITIES

a)  Right-of-use assets

	Useful life in Years (a)	2021	Additions	Write-offs	(Impairment)	Transfers (c)	Translation adjustment	2022
Cost:
Vehicles	3	168,062	38,241	(25,734)	-	-	(15,908)	164,661
Machinery and equipment	3 to 10	33,629	13,455	(11,166)	-	-	(4,702)	31,216
Buildings	3 to 10	1,543,018	296,161	(185,967)	-	(35,484)	(47,640)	1,570,088
IT equipment	10	31,803	2,618	(4,151)	-	-	(1,218)	29,052
Retail stores	3 to 10	3,417,595	712,979	(373,830)	(30,785)	36,401	(400,928)	3,361,432
Software	3 to 4	-	13,527	-	-	-	-	13,527
Tools and accessories	3	1,053	-	(394)	-	-	(161)	498
Total cost		5,195,160	1,076,981	(601,242)	(30,785)	917	(470,557)	5,170,474

Depreciation value:
Vehicles		(91,509)	(46,287)	24,354	-	-	7,985	(105,457)
Machinery and equipment		(17,133)	(9,986)	11,166	-	-	2,166	(13,787)
Buildings		(507,045)	(249,796)	137,349	-	31,917	30,920	(556,655)
IT equipment		(24,410)	(6,608)	4,345	-	-	2,716	(23,957)
Retail stores		(1,458,512)	(611,862)	367,247	-	(31,960)	209,779	(1,525,308)
Software		-	(3,121)	-	-	-	-	(3,121)
Tools and accessories		(582)	(206)	394	-	-	92	(302)
Total accrued depreciation		(2,099,191)	(927,866)	544,855	-	(43)	253,658	(2,228,587)
Net total		3,095,969	149,115	(56,387)	(30,785)	874	(216,899)	2,941,887

	Useful life in Year (a)	2020	Additions	Write-offs	(Impairment) (b)	Transfers (c)	Translation adjustment	2021
Cost:
Vehicles	3	157,867	32,288	(23,519)	-	-	1,426	168,062
Machinery and equipment	3 to 10	53,048	4,278	(24,140)	-	-	443	33,629
Buildings	3 to 10	1,616,833	300,181	(436,405)	(4,690)	3,363	63,736	1,543,018
IT equipment	10	30,000	4,224	(3,904)	-	-	1,483	31,803
Retail stores	3 to 10	3,338,104	505,871	(489,808)	-	3,888	59,540	3,417,595
Tools and accessories	3	3,187	256	(2,460)	-	-	70	1,053
Total cost		5,199,039	847,098	(980,236)	(4,690)	7,251	126,698	5,195,160

Depreciation value:
Vehicles		(63,422)	(50,181)	20,808	-	-	1,286	(91,509)
Machinery and equipment		(21,045)	(10,772)	15,067	-	-	(383)	(17,133)
Buildings		(399,765)	(268,902)	182,535	-	(3,069)	(17,844)	(507,045)
IT equipment		(19,161)	(8,364)	3,904	-	-	(789)	(24,410)
Retail stores		(1,291,346)	(659,109)	485,123	-	-	6,820	(1,458,512)
Tools and accessories		(2,253)	(681)	2,460	-	-	(108)	(582)
Total accrued depreciation		(1,796,992)	(998,009)	709,897	-	(3,069)	(11,018)	(2,099,191)
Net total		3,402,047	(150,912)	(270,338)	(4,690)	4,182	115,680	3,095,969

a)	The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.
b)	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop.
c)	Refers to key money related to store rentals. This amount is transferred from “right of use” to "intangible assets” when a new commercial agreement with the lessor is not yet signed.

Amounts recognized in the statement of income and losses	2022	2021
Financial expense on lease	200,246	210,669
Amortization of right of use	927,866	998,009
Appropriation in the result of variable lease installments not included in the measurement of lease liabilities	68,483	70,075
Sublease revenue	(24,762)	(30,026)
Short-term lease expenses and low-value assets	69,773	83,468
Benefits granted by lessor related to Covid-19	(19,740)	(80,037)
Other lease-related expenses	69,284	58,609
Adjustment to recoverable value of right-of-use assets - impairment	30,785	4,690
Total	1,321,935	1,315,457

Amounts recognized in the financing activities in the cash flow statement
Lease payments (principal)	953,048	1,077,611
Amounts recognized in the operating activities in the cash flow statement:
Lease payments (interest)	199,769	219,574
Variable lease payments, not included in the measurement of lease liabilities	65,157	70,787
Short-term and low-value assets lease payments	54,727	74,188
Other lease-related payments	102,354	95,824
Total	1,375,055	1,537,984

b)  Lease liability

	2022	2021
Current	878,448	1,005,523
Non-current	2,392,289	2,542,339
Total	3,270,737	3,547,862

Below are the changes in lease liability balances for the year ended December 31, 2022 and 2021:

Balance as of December 31, 2020	3,858,455
New agreements and modifications	737,899
Payments (principal amount)	(1,077,611)
Payments (interest)	(219,574)
Appropriation of financial charges	210,669
Write-offs (a)	(105,790)
Translation adjustment	143,814
Balance as of December 31, 2021	3,547,862
New agreements and modifications	1,065,794
Payments (principal amount)	(953,048)
Payments (interest)	(199,769)
Appropriation of financial charges	200,246
Write-offs (a)	(19,763)
Translation adjustment	(370,585)
Balance as of December 31, 2022	3,270,737
a)	Mainly related to termination of agreements related to lease of stores.

The amount of lease liability payments, considering the interests payments, and corresponding maturities, are disclosed in note 5.3 item f.

The table below set forth the rates applied, according to the lease terms:

As described in note 3.13, the Company applied its incremental borrowing rate as the discount rate on lease liabilities. Considering that the Company’s lease contracts are substantially contracts with payment flows indexed by inflation indexes and, also considering the disclosure suggestions published in CVM Circular Letter 02/19, the Company presents below additional information on the characteristics of the lease contracts so that users of the financial statements may, at its discretion, carry out projections of future payment flows indexed to inflation. Most of the lease liabilities refer to subsidiaries Avon, The Body Shop and Aesop operations, which contracts were signed substantially in developed economies countries. Therefore, for these countries, the potential effects of the discount would not be significant given its history of low inflation rates.

		Contractual payments
Maturity	Average discount rate	2023	2024	2025	2026	2027	Onwards 2028
2023-2024	5.5% to 16.3%	29,697	13,790	-	-	-	-
2025-2027	5.4% to 18.7%	862,139	680,217	578,275	600,647	391,059	51,096
2028-2030	7.3% to 20.5%	14,803	16,777	17,962	19,895	22,042	28,994
2031-2036	7.7% to 21.9%	8,945	9,342	9,202	7,401	7,651	48,710
Total		915,584	720,126	605,439	627,943	420,752	128,800
Projected inflation [1]		5%	4%	4%	4%	4%	4%

[1] Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.